Expense Example, No Redemption - DWS Global Small Cap Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 705
3 Years	1,006
5 Years	1,329
10 Years	2,241
Class T
Expense Example, No Redemption:
1 Year	384
3 Years	679
5 Years	996
10 Years	1,894
Class C
Expense Example, No Redemption:
1 Year	213
3 Years	697
5 Years	1,208
10 Years	2,611
Class R6
Expense Example, No Redemption:
1 Year	108
3 Years	337
5 Years	585
10 Years	1,294
INST Class
Expense Example, No Redemption:
1 Year	112
3 Years	363
5 Years	633
10 Years	1,404
Class S
Expense Example, No Redemption:
1 Year	112
3 Years	363
5 Years	633
10 Years	$ 1,404